Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ (12,084)	¥ 12,689	¥ (12,344)
Income taxes		82,681	116,105	118,000
Consolidated net income		(161,970)	(231,333)	(265,239)
Net income attributable to noncontrolling interests		11,320	11,124	10,442
Net income attributable to Canon Inc.		(150,650)	(220,209)	(254,797)
Total amount reclassified, net of tax and noncontrolling interests	[1]	(3,288)	4,211	12,252
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	139
Income taxes	[1]	(46)
Consolidated net income	[1]	93
Net income attributable to Canon Inc.	[1]	93
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	282	(298)	(2,509)
Income taxes	[1]	(94)	104	879
Consolidated net income	[1]	188	(194)	(1,630)
Net income attributable to noncontrolling interests	[1]	194	12	(2)
Net income attributable to Canon Inc.	[1]	382	(182)	(1,632)
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivatives instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(5,890)	4,217	3,260
Income taxes	[1]	2,049	(1,180)	(1,248)
Consolidated net income	[1]	(3,841)	3,037	2,012
Net income attributable to noncontrolling interests	[1]	(21)	4	(3)
Net income attributable to Canon Inc.	[1]	(3,862)	3,041	2,009
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(16)	1,504	15,585
Income taxes	[1]	164	(175)	(3,710)
Consolidated net income	[1]	148	1,329	11,875
Net income attributable to noncontrolling interests	[1]	(49)	23
Net income attributable to Canon Inc.	[1]	¥ 99	¥ 1,352	¥ 11,875

[1]	Amounts in parentheses indicate gains in consolidated statements of income.